Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	10-K
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Entity File Number	000-50725
Entity Registrant Name	NESTOR PARTNERS
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-2149317
Entity Address, Address Line One	55 West 46th Street
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	332-7300
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 0
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0000888471